                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6364

                     Van Kampen Ohio Quality Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN QHIO QUALITY MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS | JULY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                          COUPON    MATURITY        VALUE
---------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS   185.1%
          OHIO   172.1%
$     400 Akron Bath Copley, OH Jt Twp
             Hosp Dist Rev Hosp Fac
             Summa Hosp Ser A ............................      5.375%    11/15/18    $     407,256
    1,720 Akron, OH Rev & Impt Var Purp
             (MBIA Insd) (a) .............................      5.250     12/01/18        1,813,379
    1,000 Akron, OH Rev & Impt Var Purp
             (MBIA Insd) .................................      5.250     12/01/19        1,054,290
    1,000 Athens Cnty, OH Hosp Fac Rev
             Impt O'Bleness Mem Rfdg Ser
             A ...........................................      7.125     11/15/33        1,078,860
    1,000 Avon Lake, OH City Sch Dist Cap
             Apprec (FGIC Insd) ..........................        *       12/01/11          844,090
    1,000 Brookville, OH Loc Sch Dist (FSA
             Insd) (Prerefunded @
             12/01/13) ...................................      5.250     12/01/22        1,077,090
      725 Cleveland-Cuyahoga Cnty, OH
             Port Auth Rev Dev Port
             Cleveland Bd Fd Ser A (LOC:
             Fifth Third Bank) ...........................      6.250     05/15/16          769,827
      780 Cleveland-Cuyahoga Cnty, OH
             Port Auth Rev Dev Port
             Cleveland Bd Fd Ser B
             (AMT) (a) ...................................      6.500     11/15/14          821,036
    1,000 Cleveland-Cuyahoga Cnty, OH
             Port Auth Rev Student Hsg
             Euclid Ave Fenn Proj (AMBAC
             Insd) .......................................      5.000     08/01/28        1,036,340
    1,510 Cleveland, OH Arpt Sys Rev Ser
             A (FSA Insd) ................................      5.000     01/01/31        1,533,375
      175 Cleveland, OH Arpt Sys Rev Ser
             A (FSA Insd) (Prerefunded @
             01/01/10) ...................................      5.000     01/01/31          181,541

    3,145 Columbus, OH Tax Increment Fin
             Rev Easton Proj (AMBAC Insd)
             (Prerefunded @ 06/01/09) ....................      4.875     12/01/24        3,236,803

    1,000 Cuyahoga Cnty, OH Hlthcare Fac
             Rev Mtg Menorah Pk Ctr
             Wiggins Proj ................................      6.800     02/15/35        1,046,990
    1,000 Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj .........................      7.500     01/01/30        1,088,300
    2,000 Dayton, OH Arpt Rev Rfdg Ser C
             (Radian Insd) (AMT) .........................      5.350     12/01/32        2,058,560
    1,000 Dublin, OH City Sch Dist Constr &
             Impt (Prerefunded @
             12/01/11) ...................................      5.000     12/01/16        1,047,270
    1,500 Erie Cnty, OH Hosp Fac Rev
              Firelands Regl Med Ctr Proj A ..............      5.000     08/15/36        1,501,050
    2,500 Erie Cnty, OH Hosp Fac Rev
              Firelands Regl Med Ctr Ser A ...............      5.625     08/15/32        2,605,625
    1,650 Field, OH Loc Sch Dist Sch Fac
              Constr & Impt (AMBAC Insd) .................      5.000     12/01/32        1,712,139
      500 Finneytown, OH Loc Sch Dist
             (FGIC Insd) .................................      6.200     12/01/17          583,100
    1,000 Franklin Cnty, OH Hlthcare Fac
             Rev OH Presbyterian Ser A
             (Prerefunded @ 07/01/11) ....................      7.125     07/01/29        1,121,540
    1,000 Franklin Cnty, OH Hosp Rev Impt
             The Childrens Hosp Proj Ser C
             (FGIC Insd) .................................      5.000     05/01/35        1,030,690
    1,455 Gallia Cnty, OH Loc Sch Dist Sch
             Impt (FSA Insd) .............................      5.000     12/01/30        1,517,696
    2,555 Greene Cnty, OH Swr Sys Rev
             Govt Enterprise (AMBAC Insd)
             (Prerefunded @ 12/01/10) ....................      5.625     12/01/25        2,722,506
    2,145 Groveport, OH Inc Tax Rcpt
             (MBIA Insd) (a) .............................      5.000     12/01/20        2,230,800
    2,000 Hamilton Cnty, OH Hlthcare  Rev
             Life Enriching Cmnty Proj
             Rfdg Ser A ..................................      5.000     01/01/37        1,950,280
    5,000 Hamilton Cnty, OH Sales Tax Sub
             Cap Apprec Ser B (AMBAC
             Insd) .......................................        *       12/01/23        2,371,250
    1,000 Hamilton Cnty, OH Swr Sys Rev
             Impt Metro Swr Dist Ser B
             (MBIA Insd) .................................      5.000     12/01/30        1,041,780
    1,000 Harrison, OH Wastewtr Sys &
             Impt Rfdg (FSA Insd) (a) ....................      5.250     11/01/20        1,060,790
    1,200 Heath, OH City Sch Dist Sch Impt
             Ser A (FGIC Insd) (Prerefunded
             @ 12/01/10) .................................      5.500     12/01/27        1,263,432

    2,000 Hilliard, OH Sch Dist Cap Apprec
             Sch Impt (FGIC Insd) ........................        *       12/01/18        1,218,700
    6,370 Jackson, OH Loc Sch Dist Star
             Constr & Impt (FGIC Insd)
             (Prerefunded @ 06/01/14) ....................      5.000     12/01/30        6,792,331
    9,580 Lakewood, OH City Sch Dist Sch
             Impt Rfdg (b) ...............................      4.250     12/01/31        9,775,097
    1,000 Lakota, OH Loc Sch Dist (AMBAC
             Insd) .......................................      7.000     12/01/09        1,070,920
      610 Licking Heights, OH Loc Sch Dist
             Cap Apprec Ser A (FGIC
             Insd) (a) ...................................        *       12/01/15          430,751
      745 Licking Heights, OH Loc Sch Dist
             Cap Apprec Ser A (FGIC
             Insd) (a) ...................................        *       12/01/17          477,135
    2,485 Little Miami, OH Loc Sch Dist Sch
             Impt (FSA Insd) (Prerefunded
             @ 12/01/16) (a) .............................      5.000     12/01/24        2,674,432
    1,250 London, OH City Sch Dist Sch
             Fac Constr & Impt (FGIC Insd)
             (Prerefunded @ 12/01/11) ....................      5.500     12/01/16        1,333,837
    1,000 Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare Part Ser B
             (MBIA Insd) .................................      5.625     09/01/15        1,021,240
    2,000 Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare Ser S .....................      5.375     10/01/30        2,057,920
    1,255 Lorain, OH Hosp Impt Rev
             Lakeland Cmnty Hosp Inc
             Proj (c) ....................................      6.500     11/15/12        1,297,896
    1,000 Lucas Cnty, OH Hlthcare Fac Rev
             Sunset Retirement Rfdg Ser A ................      6.375     08/15/15        1,051,660
      695 Marysville, OH Exmp Vlg Sch Dist
             Cap Apprec Sch Impt (AMBAC
             Insd) .......................................        *       12/01/16          467,707
    2,665 Medina Cnty, OH Lib Dist (FGIC
             Insd) (a) ...................................      5.250     12/01/20        2,828,924
    1,000 Miami Cnty, OH Hosp Fac Upper
             Vly Med Ctr Impt & Rfdg .....................      5.250     05/15/26        1,027,910
    1,000 Miami Univ, OH Gen Rcpt Rfdg
             (AMBAC Insd) ................................      5.000     12/01/22        1,040,250
    1,000 Middleburg Heights, OH
             Southwest Genl Hlth Ctr (FSA
             Insd) .......................................      5.625     08/15/15        1,035,760
    2,000 Montgomery Cnty, OH Hosp Rev
             Grandview Hosp & Med Ctr
             Rfdg (Prerefunded @
             12/01/09) ...................................      5.600     12/01/11        2,074,780

    2,000 Montgomery Cnty, OH Rev
             Catholic Hlth Initiatives Ser
             A (c) .......................................      6.000     12/01/26        2,129,440
    1,500 Ohio Hsg Fin Agy Cap Fd Rev
             Ser A (FSA Insd) ............................      5.000     04/01/27        1,551,630
      245 Ohio Hsg Fin Agy Mtg Rev
             Residential Ser A (GNMA
             Collateralized) (AMT) .......................      5.250     09/01/30          248,839
    5,550 Ohio Hsg Fin Agy Single Family
             Mtg Rev (FGIC Insd) (c) .....................        *       01/15/15        4,082,968
    1,000 Ohio Hsg Fin Agy Single Family
             Mtg Rev (FGIC Insd)
             (Prerefunded @ 01/15/14) ....................        *       01/15/15          696,750
    5,850 Ohio Hsg Fin Agy Single Family
             Mtg Rev (FGIC Insd)
             (Prerefunded @ 07/15/14) ....................        *       01/15/15        4,199,013
    1,000 Ohio Muni Elec Generation Agy Jt
             Venture 5 Ctf Ben Int (MBIA
             Insd) .......................................        *       02/15/30          344,080
   11,000 Ohio St Air Quality Dev Auth Rev
             Coll Dayton Pwr & Lt Co Proj (b).............      4.800     09/01/36       10,901,522
      780 Ohio St Dept of Tran Ctf Part
             Panhandle Rail Line Proj (FSA
             Insd) .......................................      6.500     04/15/12          781,685
    1,300 Ohio St Higher Ed Fac Commn
             Higher Ed Fac Univ Dayton Proj
             (AMBAC Insd) (Prerefunded @
             12/01/10) ...................................      5.500     12/01/30        1,380,184
    1,400 Ohio St Higher Ed Fac Commn
             Higher Ed Fac Xavier Univ Proj
             (CIFG Insd) .................................      5.000     05/01/24        1,458,814
   10,000 Ohio St Higher Ed Fac Commn
             Rev Hosp Univ Hosp Hlth Sys
             Inc Ser A (b) ...............................      4.750     01/15/46        9,412,500
    2,000 Ohio St Higher Ed Fac Rev
             Kenyon College Proj .........................      5.000     07/01/41        2,042,480
    2,000 Ohio St Higher Ed Fac Rev
             Otterbein College Proj (CIFG
             Insd) .......................................      5.000     12/01/35        2,075,060
   10,040 Ohio St Hsg Fin Agy Residential
             Mtg Rev Mtg Bkd Sec Ser L
             (AMT) (b) ...................................      4.750     03/01/37        9,569,551
    2,000 Ohio St Univ Gen Rcpt Ser A ....................      5.000     12/01/26        2,065,020
    1,000 Ohio St Univ Gen Rcpt Ser A ....................      5.125     12/01/31        1,039,850

    1,300 Ohio St Wtr Dev Auth Rev Wtr
             Dev Fresh Wtr Impt
             (Prerefunded @ 06/01/12) ....................      5.375     12/01/21        1,388,075
    1,415 Ottawa & Glandorf, OH Loc Sch
             Fac Constr & Impt (MBIA Insd)
             (Prerefunded @ 12/01/12) (a) ................      5.375     12/01/18        1,519,837
    1,000 Painesville, OH Loc Sch Dist Sch
             Constr (MBIA Insd) ..........................      5.000     12/01/28        1,038,950
    1,000 Port Gtr Cincinnati, OH Dev Auth
          Sisters of Mercy Cincinnati ....................      5.000     10/01/25        1,011,300
    1,895 Sugarcreek, OH Loc Sch Dist Sch
             Impt & Rfdg (MBIA Insd)
             (Prerefunded @ 12/01/13) ....................      5.250     12/01/27        2,041,086
    1,820 Summit Cnty, OH (a) ............................      5.250     12/01/22        1,924,159
    1,395 Summit Cnty, OH ................................      5.250     12/01/23        1,474,836
    1,000 Summit Cnty, OH Port Auth Bd
             Fd Pgm Dev Rev Work Force
             Policy Brd Ser F ............................      4.875     11/15/25        1,012,410
    1,850 Tipp City, OH Exmp Vlg Sch Dist
             Sch Fac Constr & Impt (FGIC
             Insd) (Prerefunded @
             06/01/11) (a) ...............................      5.500     12/01/15        1,961,444
    1,500 Toledo-Lucas Cnty, OH Port Auth
             Crocker Pk Pub Impt Proj ....................      5.375     12/01/35        1,550,235
    1,000 Toledo-Lucas Cnty, OH Port Auth
             Fac Cargill Inc Proj Rfdg Ser A..............      4.800     03/01/22        1,007,800
      490 Toledo-Lucas Cnty, OH Port Auth
             Northwest OH Bd Fd Ser C
             (AMT) .......................................      5.125     11/15/25          488,236
    1,150 Toledo-Lucas Cnty, OH Port Auth
             Northwest OH Bd Fd Ser D
             (AMT) (a) ...................................      6.900     11/15/20        1,227,567
    2,475 Toledo, OH City Sch Dist Sch
             Facs Impt Ser B (FGIC Insd) .................      5.000     12/01/27        2,564,323
    1,040 Toledo, OH Sew Sys Rev
             (AMBAC Insd) (a) ............................      5.000     11/15/24        1,078,979
    1,805 Toledo, OH Sew Sys Rev
             (AMBAC Insd) ................................      5.000     11/15/28        1,864,421
    1,000 University Cincinnati OH Gen Ser
             A (FGIC Insd) ...............................      5.000     06/01/20        1,036,600
    1,300 University Cincinnati OH Gen Ser
             F (Prerefunded @ 06/01/12) ..................      5.375     06/01/16        1,385,722
    1,140 West Chester Twp OH Rfdg
             (AMBAC Insd) ................................      5.000     12/01/20        1,184,950

    1,180 Worthington, OH City Sch Dist
             Rfdg (FGIC Insd) ............................      6.000     06/01/10        1,250,175
                                                                                      -------------
                                                                                        161,475,426
                                                                                      -------------
          GUAM   4.4%
    2,000 Guam Pwr Auth Rev Ser A
             (AMBAC Insd) ................................      5.125     10/01/29        2,058,380
    2,000 Guam Pwr Auth Rev Ser A
             (AMBAC Insd) ................................      5.250     10/01/34        2,064,200
                                                                                      -------------
                                                                                          4,122,580
                                                                                      -------------
          PUERTO RICO 4.6%
    1,000 Childrens Tr Fd PR Tob
             Settlement Rev ..............................      5.500     05/15/39        1,008,480
    1,500 Childrens Tr Fd PR Tob
             Settlement Rev ..............................      5.625     05/15/43        1,514,250
    1,500 Puerto Rico Comwlth Hwy & Tran
             Auth Hwy Rev Rfdg Ser Y (FSA
             Insd) .......................................      6.250     07/01/21        1,817,085
                                                                                      -------------
                                                                                          4,339,815
                                                                                      -------------
          U.S. VIRGIN ISLANDS   4.0%
    1,000 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A ................      6.375     10/01/19        1,074,870
    1,500 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (Prerefunded @ 10/01/10) (d) ................      6.500     10/01/24        1,634,625
    1,000 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (ACA Insd) (Prerefunded @
             10/01/10) ...................................      6.125     10/01/29        1,078,660
                                                                                      -------------
                                                                                          3,788,155
                                                                                      -------------

TOTAL INVESTMENTS  185.1%
  (Cost $167,114,054)...........................................................        173,725,976

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (32.5%)
(Cost ($30,465,000))
(30,465) Notes with interest rates ranging from 3.67%
             to 3.72% at July 31, 2007 and
             contractual maturities of collateral
             ranging from 2031 to 2046(e) ......................................        (30,465,000)
                                                                                      -------------

TOTAL NET INVESTMENTS  152.6%
  (Cost $136,649,054)...........................................................        143,260,976

OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%.....................................            629,962

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (53.3%).....................        (50,045,518)
                                                                                      -------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%...................................      $  93,845,420
                                                                                      =============


Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond
(a) The Trust owns 100% of the outstanding bond issuance.
(b) Underlying security related to Inverse Floaters entered into by the Trust.
(c) Escrowed to Maturity
(d) All or a portion of this security has been physically segregated in connection with open futures contracts.
(e) Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2007.



ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance


FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:


                                                                                        UNREALIZED
                                                                                       APPRECIATION/
                                                                    CONTRACTS          DEPRECIATION
 SHORT CONTRACTS:
 U.S. Treasury Bond Futures, September 2007 (Current
    Notional Value of $110,063 per contract) ..................             230       $    (271,144)
                                                                   ============       =============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Ohio Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007